                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2686
                                   ------------


                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   8/31
                         --------------

                             PORTFOLIO HOLDINGS
                                    FOR
                    RIVERSOURCE INTERMEDIATE TAX-EXEMPT
                                    FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.3%)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

ALASKA (0.5%)
State of Alaska
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     10-01-14             5.00%           $500,000                   $531,695
------------------------------------------------------------------------------

ARIZONA (2.2%)
Arizona School Facilities Board
   Revenue Bonds
   State School Improvement
   Series 2002
     07-01-10             5.50           2,000,000                  2,135,100
------------------------------------------------------------------------------

CALIFORNIA (9.5%)
Alameda Corridor Transportation Authority
   Revenue Bonds
   Senior Lien
   Series 1999A (MBIA)
     10-01-18             5.13           2,000,000                  2,106,360
California Statewide Communities Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
     04-01-32             3.88             500,000                    499,080
City of Long Beach
   Refunding Revenue Bonds
   Series 2005A (MBIA) A.M.T.
     05-15-20             5.00           1,000,000                  1,054,710
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
     08-01-13             5.00             500,000                    534,860
     08-01-16             5.00             510,000                    550,045

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

CALIFORNIA (CONT.)
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
     07-01-12             3.70%         $2,000,000(e)              $1,598,300
State of California
   Unlimited General Obligation Bonds
   Series 2004A
     07-01-14             5.25             500,000                    550,395
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
     11-01-16             5.25           2,000,000                  2,181,340
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
     05-01-19             5.63             225,000                    241,229
                                                               ---------------
Total                                                               9,316,319
------------------------------------------------------------------------------

COLORADO (0.5%)
Colorado Health Facilities Authority
   Revenue Bonds
   Evangelical Lutheran
   Series 2005
     06-01-23             5.25             500,000(h)                 526,845
------------------------------------------------------------------------------

FLORIDA (3.4%)
Bonita Springs-Vasari Community Development District
   Special Assessment Bonds
   Capital Improvement
   Series 2001B
     05-01-09             6.20             315,000                    315,545

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

FLORIDA (CONT.)
Grand Haven Community Development District
   Special Assessment Bonds
   Series 2002
     11-01-07             6.13%            $30,000                    $30,029
Harbor Bay Community Development District
   Special Assessment Bonds
   Series 2001B
     05-01-10             6.35             145,000                    147,139
Highlands County Health Facilities Authority
   Refunding Revenue Bonds
   Hospital - Adventist Health
   Series 2005A
     11-15-22             5.00           1,000,000                  1,039,530
Renaissance Communications Development District
   Special Assessment Bonds
   Series 2002B
     05-01-08             6.25              95,000                     95,656
Sterling Hill Community Development District
   Special Assessment Bonds
   Series 2003B
     11-01-10             5.50             645,000                    650,844
Village Center Community Development District
   Recreational Revenue Bonds
   Series 2003B
     01-01-18             6.35           1,000,000                  1,061,049
Waterchase Community Development District
   Revenue Bonds
   Series 2001B
     05-01-08             5.90              35,000                     35,143
                                                               ---------------
Total                                                               3,374,935
------------------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

GEORGIA (1.6%)
Appling County Development Authority
   Revenue Bonds
   Power Company Plant Hatch Project
   Series 2006 (AMBAC)
     07-01-16             4.40%           $500,000                   $507,785
City of Atlanta
   Refunding Revenue Bonds
   Series 2003D (FGIC) A.M.T.
     01-01-16             5.25           1,000,000                  1,069,420
                                                               ---------------
Total                                                               1,577,205
------------------------------------------------------------------------------

ILLINOIS (4.4%)
City of Chicago
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1997 (FGIC)
     11-01-15             4.36           2,000,000(e)               1,363,460
County of Cook
   Prerefunded Unlimited General Obligation Bonds
   Capital Improvement
   Series 1999A (FGIC)
     11-15-17             5.25           2,000,000                  2,118,260
Lake County Community High School District #117
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 2000B (FGIC)
     12-01-08             5.13           1,000,000(e)                 918,060
                                                               ---------------
Total                                                               4,399,780
------------------------------------------------------------------------------

INDIANA (2.1%)
Indiana Municipal Power Agency
   Revenue Bonds
   Series 2003B (MBIA)
     01-01-11             5.00           2,000,000                  2,105,260
------------------------------------------------------------------------------

KANSAS (0.5%)
City of Salina
   Refunding & Improvement Revenue Bonds
   Salina Regional Health
   Series 2006
     10-01-22             5.00             500,000                    522,415
------------------------------------------------------------------------------

LOUISIANA (3.6%)
Louisiana State Citizens Property
   Insurance Corporation
   Revenue Bonds
   Series 2006B (AMBAC)
     06-01-16             5.00             500,000                    540,800
State of Louisiana
   Revenue Bonds
   Series 2002A (AMBAC)
     06-01-17             5.38           2,750,000                  2,974,125
                                                               ---------------
Total                                                               3,514,925
------------------------------------------------------------------------------

MARYLAND (1.0%)
State of Maryland
   Unlimited General Obligation Bonds
   State & Local Facilities Loan
   2nd Series 2001
     07-15-08             5.25           1,000,000                  1,031,360
------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

MASSACHUSETTS (2.3%)
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Series 2002C (FGIC)
     11-01-14             5.50%         $2,000,000                 $2,240,820
------------------------------------------------------------------------------

MICHIGAN (3.4%)
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water Revolving Fund
   Series 2001
     10-01-20             5.00           1,500,000                  1,574,490
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
     07-01-22             5.13           1,000,000                  1,042,760
Wayne County Airport Authority
   Revenue Bonds Detroit Metro Wayne County
   Airport Series 2005 (MBIA) A.M.T.
     12-01-19             4.75             750,000                    767,978
                                                               ---------------
Total                                                               3,385,228
------------------------------------------------------------------------------

MINNESOTA (4.3%)
Osseo Independent School District #279
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
     02-01-14             5.75           2,000,000                  2,146,900
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2000
     06-01-17             5.50           2,000,000                  2,121,560
                                                               ---------------
Total                                                               4,268,460
------------------------------------------------------------------------------

MONTANA (0.5%)
Montana Board of Housing
   Revenue Bonds
   Single Family Mortgage
   Series 2006C-2 A.M.T.
     12-01-37             5.75             500,000(f)                 535,870
------------------------------------------------------------------------------

NEVADA (1.0%)
Clark County School District
   Limited General Obligation Refunding Bonds
   Series 2000B (FGIC)
     06-15-08             5.50           1,000,000                  1,032,500
------------------------------------------------------------------------------

NEW HAMPSHIRE (0.5%)
New Hampshire Business Finance
   Authority Revenue Bonds Public Service
   Company of New Hampshire Project
   Series 2006B (MBIA) A.M.T.
     05-01-21             4.75             500,000                    511,150
------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

NEW JERSEY (1.7%)
New Jersey Economic Development Authority
   Revenue Bonds
   Cigarette Tax
   Series 2004 (FGIC)
     06-15-11             5.00%         $1,000,000                 $1,054,130
New Jersey Transportation Trust Fund Authority
   Revenue Bonds
   Transportation System
   Series 2006A
     12-15-21             5.50             250,000                    286,048
Tobacco Settlement Financing Corporation
   Revenue Bonds
   Series 2003
     06-01-10             4.25             200,000                    200,058
     06-01-11             4.50             180,000                    180,909
                                                               ---------------
Total                                                               1,721,145
------------------------------------------------------------------------------

NEW YORK (13.9%)
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
     06-01-19             5.50           2,000,000                  2,173,020
City of New York
   Unlimited General Obligation Bonds
   Sub Series 2004C-1
     08-15-21             5.00           2,000,000                  2,100,160
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002B (MBIA)
     07-01-13             5.50           2,250,000                  2,494,868
Metropolitan Transportation Authority
   Revenue Bonds
   Transportation
   Series 2005F
     11-15-12             5.00             750,000                    800,475
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
     01-01-23             5.00             500,000                    534,920
New York City Industrial Development
   Agency Revenue Bonds Terminal One Group
   Association Project Series 2005 A.M.T.
     01-01-21             5.50             500,000                    538,080
New York State Energy Research & Development Authority
   Revenue Bonds
   New York State Electric & Gas
   Series 1985 (MBIA)
     03-15-15             4.10           1,160,000                  1,172,412
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002C
     01-01-11             5.00           2,375,000                  2,499,023
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
     06-01-19             5.50           1,250,000                  1,356,600
                                                               ---------------
Total                                                              13,669,558
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

-------------------------------------------------------------------------------
2   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

NORTH CAROLINA (5.4%)
North Carolina Eastern Municipal Power Agency
   Refunding Revenue Bonds
   Series 2003A
     01-01-10             5.50%         $1,000,000                 $1,048,670
North Carolina Housing Finance Agency
   Revenue Bonds
   Series 2006A-25 A.M.T.
     01-01-37             5.75           1,000,000(f)               1,071,610
North Carolina Municipal Power Agency #1 Catawba
   Revenue Bonds
   Series 2003A
     01-01-12             5.50           1,000,000                  1,070,190
State of North Carolina
   Prerefunded Unlimited General Obligation Public
   Improvement Bonds
   Series 1999A
     03-01-15             5.25           2,000,000                  2,113,420
                                                               ---------------
Total                                                               5,303,890
------------------------------------------------------------------------------

OHIO (8.0%)
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
     12-01-16             5.25           1,650,000                  1,751,327
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
     01-01-11             5.50           2,000,000                  2,133,339
     01-01-17             6.00           1,500,000                  1,673,625
Miami County
   Refunding & Improvement Revenue Bonds
   Upper Valley Medical Center
   Series 2006
     05-15-21             5.25             500,000                    528,355
Ohio State Turnpike Commission
   Refunding Revenue Bonds
   Series 2001B (FSA)
     02-15-08             5.00           1,000,000                  1,019,760
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
     03-01-20             5.00             750,000(h)                 792,473
                                                               ---------------
Total                                                               7,898,879
------------------------------------------------------------------------------

PUERTO RICO (3.0%)(d)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2003A
     07-01-21             5.25             375,000                    394,481
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
     07-01-24             5.25             375,000                    399,555
     07-01-26             5.25           1,000,000                  1,063,020
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
     07-01-13             6.25             500,000                    562,090

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

PUERTO RICO (CONT.)

Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 2005K
     07-01-19             5.00%           $500,000                   $523,940
                                                               ---------------
Total                                                               2,943,086
------------------------------------------------------------------------------

RHODE ISLAND (1.0%)
Rhode Island Housing & Mortgage Finance Corporation
   Revenue Bonds
   Homeownership Opportunity
   Series 2006TY-51-A
     10-01-26             4.65           1,000,000                  1,006,290
------------------------------------------------------------------------------

SOUTH CAROLINA (3.2%)
Charleston Educational Excellence Finance Corporation
   Revenue Bonds
   Charleston County School District
   Series 2005
     12-01-22             5.25           1,000,000                  1,073,300
Columbia
   Certificate of Participation
   Tourism Development Fee Pledge
   Series 2003 (AMBAC)
     06-01-12             5.00           1,735,000                  1,857,924
Tobacco Settlement Revenue Management Authority
   Revenue Bonds
   Series 2001B
     05-15-22             6.00             250,000                    262,043
                                                               ---------------
Total                                                               3,193,267
------------------------------------------------------------------------------

TENNESSEE (3.5%)
Clarksville Natural Gas Acquisition Corporation
   Revenue Bonds
   Series 2006
     12-15-20             5.00             500,000                    538,680
     12-15-21             5.00             500,000                    538,280
Tennessee Energy Acquisition Corporation
   Revenue Bonds
   Series 2006A
     09-01-18             5.25             625,000                    688,163
     09-01-20             5.25             885,000                    978,570
     09-01-22             5.25             625,000(h)                 692,363
                                                               ---------------
Total                                                               3,436,056
------------------------------------------------------------------------------

TEXAS (8.9%)
Brazosport Independent School District
   Unlimited General Obligation Bonds
   Series 2003C
   (Permanent School Fund Guarantee)
     02-15-19             5.00           2,000,000                  2,102,100
San Marcos Consolidated Independent School District
   Unlimited General Obligation Bonds
   Series 2004
   (Permanent School Fund Guarantee)
     08-01-21             5.25           2,000,000                  2,165,060

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON          PRINCIPAL                  VALUE(a)
ISSUER AND                RATE             AMOUNT
TITLE OF
ISSUE(b,c)

TEXAS (CONT.)
Texas State Public Finance Authority
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1990 (MBIA)
     02-01-09             3.28%         $5,000,000(e)              $4,560,050
                                                               ---------------
Total                                                               8,827,210
------------------------------------------------------------------------------

VIRGINIA (2.4%)
Richmond Metropolitan Authority
   Refunding Revenue Bonds
   Series 2002 (FGIC)
     07-15-15             5.25           2,125,000                  2,363,276
------------------------------------------------------------------------------

WASHINGTON (4.0%)
County of King
   Unrefunded Limited General Obligation Bonds
   Series 2002
     12-01-13             5.50           1,560,000                  1,727,341
Energy Northwest
   Refunding Revenue Bonds
   Project #3
   Series 2003A (MBIA)
     07-01-12             5.50           2,000,000                  2,184,640
                                                               ---------------
Total                                                               3,911,981
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $93,594,544)                                               $95,284,505
------------------------------------------------------------------------------

MUNICIPAL NOTES (1.2%)

ISSUE (c,g)             EFFECTIVE          AMOUNT                    VALUE(a)
                          YIELD          PAYABLE AT
                                          MATURITY

MISSISSIPPI (0.5%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Project
   V.R.D.N. Series 1993
     06-01-23             3.57%           $500,000                   $500,000
------------------------------------------------------------------------------

TENNESSEE (0.4%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
     07-01-34             3.58             400,000                    400,000
------------------------------------------------------------------------------

TEXAS (0.3%)
Harris County Health Facilities
Development Corporation
   Revenue Bonds
   YMCA of Greater Houston
   V.R.D.N. Series 1999 (Bank One Texas N.A.)
     07-01-34             3.60             300,000                    300,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,200,000)                                                 $1,200,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $94,794,544)(i)                                            $96,484,505
==============================================================================


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2006.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA   -- ACA Financial Guaranty Corporation
    AMBAC -- Ambac Assurance Corporation
    BIG   -- Bond Investors Guarantee
    CGIC  -- Capital Guaranty Insurance Company
    CIFG  -- IXIS Financial Guaranty
    FGIC  -- Financial Guaranty Insurance Company
    FHA   -- Federal Housing Authority
    FNMA  -- Federal National Mortgage Association
    FHLMC -- Federal Home Loan Mortgage Corporation
    FSA   -- Financial Security Assurance
    GNMA  -- Government National Mortgage Association
    MBIA  -- MBIA Insurance Corporation
    XLCA  -- XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

    A.M.T.   -- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 7.2% of net assets.
    B.A.N.   -- Bond Anticipation Note
    C.P.     -- Commercial Paper
    R.A.N.   -- Revenue Anticipation Note
    T.A.N.   -- Tax Anticipation Note
    T.R.A.N. -- Tax & Revenue Anticipation Note
    V.R.     -- Variable Rate
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.0% of net assets at Aug. 31, 2006.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,605,400.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

    TYPE OF SECURITY                                          NOTIONAL AMOUNT
    -------------------------------------------------------------------------
    SALE CONTRACTS
    U.S. Treasury Note, Dec. 2006, 10-year                         $1,300,000
    U.S. Long Bond, Dec. 2006, 20-year                                800,000

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $94,795,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $1,803,000
    Unrealized depreciation                                          (113,000)
    -------------------------------------------------------------------------
    Net unrealized appreciation                                    $1,690,000
    -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT
    AUG. 31, 2006

                                                             S-6355-80 F (10/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE TAX-EXEMPT BOND FUND
                               AT AUG. 31, 2006


INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.7%)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

ALABAMA (1.1%)
Birmingham Waterworks & Sewer Board
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-33               5.25%            $1,500,000              $1,587,390
City of Birmingham
  Prerefunded Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25                490,000                 515,696
City of Birmingham
  Unlimited General Obligation Refunding Warrants
  Series 2003A (AMBAC)
   06-01-13               5.25              1,755,000               1,909,228
City of Birmingham
  Unlimited General Obligation
  Refunding Warrants
  Series 2003A (AMBAC)
   06-01-12               5.25              1,660,000               1,790,011
City of Birmingham
  Unrefunded Limited General Obligation Bonds
  Series 1999B
   06-01-24               5.25                 50,000                  52,529
County of Jefferson
  Revenue Bonds
  Series 2004A
   01-01-22               5.50              1,750,000               1,885,118
   01-01-23               5.25              1,500,000               1,585,680
                                                               ---------------
Total                                                               9,325,652
------------------------------------------------------------------------------

ARIZONA (0.3%)
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000               2,634,275
------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

ARKANSAS (0.2%)
Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 2003A (GNMA/FNMA)
   07-01-34               4.90%            $1,555,000              $1,592,227
------------------------------------------------------------------------------

CALIFORNIA (16.3%)
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              1,000,000               1,084,360
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
   10-01-18               5.13              2,250,000               2,369,655
Burbank California Public Financing Authority
  Revenue Bonds
  Golden State Redevelopment Project
  Series 2003A (AMBAC)
   12-01-20               5.25              3,000,000               3,255,000
California Health Facilities Financing Authority
  Refunding Revenue Bonds
  Cedars-Sinai Medical Center
  Series 2005
   11-15-34               5.00              1,000,000               1,028,130
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,000,000               2,097,820
California Health Facilities Financing Authority
  Revenue Bonds
  Cedars-Sinai Medical Center
  Series 1997B (MBIA)
   08-01-27               5.13              3,000,000               3,097,170

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

CALIFORNIA (CONT.)
California Health Facilities Financing Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006A
   04-01-39               5.25%            $1,000,000              $1,052,200
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25              8,000,000               8,351,360
California State Public Works Board
  Refunding Revenue Bonds
  Various University of California Projects
  Series 1993A
   06-01-14               5.50              7,275,000               8,035,238
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-32               3.88              1,750,000               1,746,780
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2006B
   03-01-45               5.25              2,500,000               2,615,950
California Statewide Communities Development Authority
  Revenue Bonds
  Sutter Health
  Series 2002B
   08-15-28               5.50              2,000,000               2,140,840
City & County of San Francisco
  Unlimited General Obligation Bonds
  Neighborhood Recreation & Park
  Series 2004A (MBIA)
   06-15-23               5.00              4,795,000               5,030,387

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

CALIFORNIA (CONT.)
Fairfield-Suisun Unified School District
  Unlimited General Obligation Bonds
  Election 2002
  Series 2004 (MBIA)
   08-01-28               5.50%            $3,000,000              $3,321,480
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-45               5.00              3,000,000               3,066,390
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25                925,000               1,015,807
   06-01-39               6.75                750,000                 845,190
   06-01-40               6.63                900,000               1,007,757
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-23               5.00              2,000,000               2,073,740
Los Angeles County Public Works Financing Authority
  Unrefunded Revenue Bonds
  Los Angeles County Regional Park & Open Space District
  Series 1997A
   10-01-16               5.00                710,000                 729,191
San Diego Convention Center Expansion Financing Authority
  Revenue Bonds
   04-01-12               5.25              3,065,000               3,197,745
San Ysidro School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Election of 1997
  Zero Coupon
  Series 2005D (FGIC)
   08-01-27               4.91                500,000(b)              191,675
Semitropic Improvement District
  Revenue Bonds
  Series 2004A (XLCA)
   12-01-28               5.00              5,000,000               5,201,550
Southern California Public Power Authority
  Revenue Bonds
  Magnolia Power Project
  Series 2003A-1 (AMBAC)
   07-01-25               5.00              5,000,000               5,249,900
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 1999 (MBIA)
   12-01-15               5.75              4,210,000               4,538,843
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
   10-01-25               5.38              2,500,000               2,672,953
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-31               5.13              6,890,000               7,106,070

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

CALIFORNIA (CONT.)
State of California
  Unlimited General Obligation Bonds
  Series 2002
   04-01-32               5.25%            $5,000,000              $5,232,900
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-29               5.25              2,500,000               2,633,025
   02-01-32               5.00              2,500,000               2,577,850
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              1,500,000               1,626,240
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-27               5.25              5,000,000               5,323,600
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              2,500,000               2,730,850
   04-01-29               5.30              1,745,000               1,863,643
   02-01-33               5.00              2,000,000               2,066,100
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00              4,000,000               4,238,280
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00             10,000,000              10,641,200
State of California
  Unlimited General Obligation Bonds
  Unrefunded Balance 2006
  Series 1999 (MBIA)
   12-01-15               5.75              1,310,000               1,412,743
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-23               5.13              2,500,000               2,638,300
   11-01-29               5.25              1,000,000               1,061,700
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50                135,000                 143,398
Sweetwater Union High School District
  Certificate of Participation
  Series 2002 (FSA)
   09-01-21               5.00              3,255,000               3,443,692
Tobacco Securitization Authority of Northern California
  Prerefunded Asset-backed Revenue Bonds
  Series 2001A
   06-01-41               5.38                485,000                 522,806
Tobacco Securitization Authority of Southern California
  Revenue Bonds
  Series 2006-A1
   06-01-37               5.00              2,000,000               1,991,120

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

CALIFORNIA (CONT.)
West Covina Redevelopment Agency
  Special Tax Refunding Bonds
  Fashion Plaza
  Series 1996
   09-01-17               6.00%            $5,000,000              $5,719,150
                                                               ---------------
Total                                                             137,989,778
------------------------------------------------------------------------------

COLORADO (1.6%)
Broomfield
  Certificate of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC)
   12-01-20               5.50              1,000,000               1,066,640
Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  University Lab School Building
  Series 2004 (XLCA)
   06-01-33               5.00              5,055,000               5,265,186
Colorado Health Facilities Authority
  Revenue Bonds
  Evangelical Lutheran
  Series 2005
   06-01-23               5.25                500,000                 526,845
   06-01-29               5.00                750,000                 767,363
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25              2,000,000               2,187,580
University of Colorado
  Certificate of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC)
   06-01-23               5.00              3,700,000               3,880,708
                                                               ---------------
Total                                                              13,694,322
------------------------------------------------------------------------------

CONNECTICUT (0.1%)
Mashantucket Western Pequot Tribe
  Special Revenue Bonds
  Series 2006A
   09-01-36               5.50              1,000,000(d,k)          1,043,630
------------------------------------------------------------------------------

FLORIDA (2.4%)
Brevard County Health Facilities Authority
  Revenue Bonds
  Health First Incorporated Project
  Series 2005
   04-01-34               5.00                750,000                 773,573
Broward County School Board
  Certificate of Participation
  Series 2003 (MBIA)
   07-01-24               5.00              3,000,000               3,148,110
City of Lakeland
  Revenue Bonds
  Lakeland Regional Health Systems
  Series 2002
   11-15-32               5.50              2,000,000               2,129,880


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
2   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

FLORIDA (CONT.)
County of Leon
  Prerefunded Certificate of Participation
  Master Lease Program
  Series 1997 (MBIA)
   07-01-17               5.13%            $1,960,000              $2,003,982
Florida Board of Education
  Revenue Bonds
  Series 2000C (FGIC)
   07-01-16               5.25              4,000,000               4,249,080
Florida Municipal Loan Council
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000A (MBIA)
   04-01-20               6.02              4,360,000(b)            2,409,074
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2002B
   11-15-23               5.25              1,000,000               1,043,360
Highlands County Health Facilities Authority
  Revenue Bonds
  Hospital - Adventist Health
  Series 2005D
   11-15-35               5.00              1,450,000               1,483,147
Jacksonville
  Refunding & Improvement Revenue Bonds
  Series 2002A (AMBAC)
   10-01-13               5.50              3,030,000               3,362,482
                                                               ---------------
Total                                                              20,602,688
------------------------------------------------------------------------------

GEORGIA (1.9%)
Appling County Development Authority
  Revenue Bonds
  Power Company Plant Hatch Project
  Series 2006 (AMBAC)
   07-01-16               4.40              3,500,000               3,554,494
Cherokee County Water & Sewer Authority
  Revenue Bonds
  Series 1995 Escrowed to Maturity (MBIA)
   08-01-25               5.20                495,000                 532,967
Cherokee County Water & Sewer Authority
  Unrefunded Revenue Bonds
  Series 1995 (MBIA)
   08-01-25               5.20              2,665,000               3,021,444
City of Atlanta
  Refunding Revenue Bonds
  Series 1994A Escrowed to Maturity (AMBAC)
   01-01-08               6.50              2,750,000               2,853,483
City of Atlanta
  Revenue Bonds
  Series 2001A (MBIA)
   11-01-39               5.00              2,675,000               2,747,653
County of Fulton
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   01-01-14               6.38              3,125,000               3,500,187

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

GEORGIA (CONT.)
County of Fulton
  Unrefunded Revenue Bonds
  Series 1992 (FGIC)
   01-01-14               6.38%              $125,000                $139,878
                                                               ---------------
Total                                                              16,350,106
------------------------------------------------------------------------------

ILLINOIS (6.6%)
Cook & Will Counties Township High School District #206
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-10               6.55              2,605,000(b)            2,217,350
Cook County Community Consolidated
  School District #21 -Wheeling
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000 Escrowed to Maturity (FSA)
   12-01-19               6.03              3,140,000(b)            1,790,334
Cook County School District #170
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992C Escrowed to Maturity (AMBAC)
   12-01-09               6.50              2,155,000(b)            1,909,653
   12-01-10               6.55              2,155,000(b)            1,834,314
County of Cook
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   11-15-29               5.25              3,310,000               3,540,707
County of Jefferson
  Unlimited General Obligation Bonds
  Jail & Administration Office Center Project
  Series 2003A (FGIC)
   01-15-24               5.25              2,420,000               2,581,220
Illinois Educational Facilities Authority
  Refunding Revenue Bonds
  Augustana College
  Series 2003A
   10-01-22               5.63              2,500,000               2,654,650
Illinois Educational Facilities Authority
  Revenue Bonds
  University of Chicago
  Series 2003A
   07-01-25               5.25              6,770,000(j)            7,224,538
Illinois Finance Authority
  Prerefunded Revenue Bonds
  Adventist Health System/Sunbelt Obligation
  Series 1999
   11-15-20               5.50              1,600,000               1,699,104
Illinois Finance Authority
  Subordinated Revenue Bonds
  Regency
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             13,745,000(b)            7,454,326

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

ILLINOIS (CONT.)
Lake County Community High School
  District #127 Grayslake
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
   02-01-16               5.32%            $4,000,000(b)           $2,696,040
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A Escrowed to Maturity (FGIC)
   06-15-21               6.54              1,870,000(b)              990,165
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42               5.25              4,000,000               4,223,440
Metropolitan Pier & Exposition Authority
  Unrefunded Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993A (FGIC)
   06-15-10               6.65                240,000(b)              207,667
Southern Illinois University
  Revenue Bonds
  Capital Appreciation Housing & Auxiliary
  Zero Coupon
  Series 1999A (MBIA)
   04-01-26               5.55              4,000,000(b)            1,630,120
St. Clair County Public Building Commission
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997B (FGIC)
   12-01-14               5.95              2,000,000(b)            1,423,660
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25             10,000,000              10,564,501
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2002 (MBIA)
   07-01-10               5.38              1,500,000               1,593,045
                                                               ---------------
Total                                                              56,234,834
------------------------------------------------------------------------------

INDIANA (0.9%)
Clark-Pleasant Community School Building Corporation
  Prerefunded Revenue Bonds
  1st Mortgage
  Series 2001 (AMBAC)
   07-15-16               5.50              1,000,000               1,088,240
Indiana Health & Educational Facilities Authority
  Revenue Bonds
  Clarian Health Obligation
  Series 2006A
   02-15-36               5.00                625,000                 640,588

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

INDIANA (CONT.)
Indiana Health Facility Financing Authority
  Revenue Bonds
  Ascension Health Sub Credit
  Series 2005A
   11-01-10               5.00%            $2,500,000              $2,610,224
Indiana Transportation Finance Authority
  Prerefunded Revenue Bonds
  Series 1990A
   06-01-15               7.25              2,210,000               2,468,968
Indiana University
  Revenue Bonds
  Student Fee
  Series 2003O (FGIC)
   08-01-22               5.00              1,000,000               1,051,140
                                                               ---------------
Total                                                               7,859,160
------------------------------------------------------------------------------

IOWA (--%)
Tobacco Settlement Authority of Iowa
  Prerefunded Asset-backed Revenue Bonds
  Series 2001B
   06-01-25               5.30                200,000                 212,624
------------------------------------------------------------------------------

KENTUCKY (0.5%)
County of Jefferson
  Revenue Bonds
  University Medical Center Incorporated Project
  Series 1997 (MBIA)
   07-01-17               5.50              2,500,000               2,559,500
Kentucky Turnpike Authority
  Refunding Revenue Bonds
  Revitalization Project
  Series 2001A (AMBAC)
   07-01-13               5.50              1,275,000               1,411,323
                                                               ---------------
Total                                                               3,970,823
------------------------------------------------------------------------------

LOUISIANA (3.0%)
City of New Orleans
  Limited General Obligation Refunding Bonds
  Series 1998B (FSA)
   12-01-10               5.10                385,000                 400,912
City of New Orleans
  Unlimited General Obligation Refunding Bonds
  Capital Appreciation
  Zero Coupon
  Series 1991 (AMBAC)
   09-01-12               6.63              6,250,000(b)            4,867,563
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003B (AMBAC)
   11-01-11               5.00              2,800,000               2,959,516
Louisiana State Citizens Property Insurance Corporation
  Revenue Bonds
  Series 2006B (AMBAC)
   06-01-16               5.00              1,500,000               1,622,400
New Orleans Home Mortgage Authority
  Special Obligation Refunding Bonds
  Series 1992 Escrowed to Maturity
   01-15-11               6.25              8,785,000               9,524,170

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

LOUISIANA (CONT.)
State of Louisiana
  Revenue Bonds
  Series 2005A (FGIC)
   05-01-19               5.25%            $1,000,000              $1,088,330
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2001B
   05-15-30               5.50              1,025,000               1,070,428
   05-15-39               5.88              4,145,000               4,368,581
                                                               ---------------
Total                                                              25,901,900
------------------------------------------------------------------------------

MASSACHUSETTS (5.1%)
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B
   08-01-22               5.25              2,500,000               2,802,175
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 2004B (MBIA)
   08-01-27               5.25              1,500,000               1,713,120
Commonwealth of Massachusetts
  Refunding Revenue Bonds
  Series 2005 (FGIC)
   01-01-28               5.50              1,500,000               1,756,440
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Series 2002II Inverse Floater (FGIC)
   11-01-15               5.88              5,000,000(f)            6,270,400
Commonwealth of Massachusetts
  Unlimited General Obligation Refunding Bonds
  Series 2004A (FSA)
   08-01-20               5.25              1,500,000               1,686,450
Fall River
  Limited General Obligation Bonds
  Series 2003 (FSA)
   02-01-16               5.25              2,140,000               2,338,014
Massachusetts Bay Transportation Authority
  Prerefunded Special Assessment Bonds
  Series 2005A
   07-01-25               5.00              1,450,000               1,535,768
   07-01-26               5.00              1,450,000               1,532,491
Massachusetts Bay Transportation Authority
  Revenue Bonds
  Series 2005A
   07-01-31               5.00              2,000,000               2,202,480
Massachusetts Development Finance Agency
  Revenue Bonds
  Smith College
  Series 2005
   07-01-35               5.00                500,000                 518,740
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              2,500,000               2,624,150
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-24               5.00              1,500,000               1,587,495

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

MASSACHUSETTS (CONT.)
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34               5.00%            $4,000,000              $4,169,440
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 2005A (MBIA)
   08-01-22               5.00              2,000,000               2,147,800
Route 3 North Transit Improvement Association
  Revenue Bonds
  Series 2000 (MBIA)
   06-15-17               5.75              7,570,000               8,095,055
Woods Hole Martha's Vineyard & Nantucket
  Steamship Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00              2,505,000               2,680,024
                                                               ---------------
Total                                                              43,660,042
------------------------------------------------------------------------------

MICHIGAN (5.4%)
Detroit
  Revenue Bonds
  Second Lien
  Series 2005A (MBIA)
   07-01-30               5.00              4,500,000               4,715,460
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-21               5.00              1,350,000               1,418,283
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38              1,940,000               2,087,964
Jackson Public Schools
  Prerefunded Unlimited General Obligation Bonds
  Series 1999 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-22               5.38              1,000,000               1,060,550
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  Clean Water State Revolving Fund
  Series 2005
   10-01-15               5.00              1,000,000               1,090,510
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-14               5.00              1,000,000               1,058,140
   10-01-19               5.25              2,000,000               2,135,380
   10-01-20               5.00              3,500,000               3,673,810
Michigan Municipal Bond Authority
  Revenue Bonds
  Drinking Water State Revolving Fund
  Series 2002
   10-01-22               5.00              2,350,000               2,469,004


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
4   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

MICHIGAN (CONT.)
Michigan Municipal Bond Authority
  Revenue Bonds
  School District City of Detroit
  Series 2005 (FSA)
   06-01-19               5.00%            $1,500,000              $1,594,800
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14               5.25              3,000,000               3,281,520
Michigan State Hospital Finance Authority
  Refunding Revenue Bonds
  Henry Ford Health System
  Series 2006A
   11-15-26               5.00              1,090,000               1,133,186
   11-15-46               5.25              3,000,000               3,142,110
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50              4,070,000               4,380,704
New Haven Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2002
  (Qualified School Board Loan Fund)
   05-01-22               5.25              5,500,000               5,974,484
Saginaw Hospital Finance Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
   07-01-22               5.13              1,560,000               1,626,706
Summit Academy North
  Certificate of Participation
  Series 2001
   07-01-21               7.13              1,615,000               1,810,835
Troy City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2006 (MBIA)
  (Qualified School Board Loan Fund)
   05-01-24               5.00              1,600,000               1,703,248
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-10               5.00              2,000,000               2,086,760
                                                               ---------------
Total                                                              46,443,454
------------------------------------------------------------------------------

MINNESOTA (2.3%)
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              3,075,000               3,220,048
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2005A (FSA)
  (School District Credit Enhancement Program)
   02-01-15               5.00              1,000,000               1,076,770

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

MINNESOTA (CONT.)
Minneapolis/St. Paul Housing Finance Board
  Revenue Bonds Mortgage-backed-City
  Living Series 2006A-5 (GNMA/FNMA/FHLMC)
   04-01-27               5.45%            $4,000,000(h)           $4,277,959
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20              3,000,000               3,087,810
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34               5.25              1,250,000               1,324,088
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2005
   10-01-30               5.00              3,500,000               3,626,385
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2003
   08-01-12               5.00              2,000,000               2,147,640
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              1,000,000               1,025,030
                                                               ---------------
Total                                                              19,785,730
------------------------------------------------------------------------------

MISSOURI (0.7%)
Missouri Joint Municipal Electric Utility Commission
  Revenue Bonds
  Plum Point Project
  Series 2006 (MBIA)
   01-01-20               5.00              2,000,000               2,144,560
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  Park College
  Series 1999
   06-01-19               5.88              4,000,000               4,181,520
                                                               ---------------
Total                                                               6,326,080
------------------------------------------------------------------------------

NEBRASKA (0.1%)
Nebraska Public Power District
  Unrefunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                450,000                 463,163
------------------------------------------------------------------------------

NEVADA (1.4%)
City of Las Vegas
  Special Assessment Bonds
  Special Improvement District #808 - Summerlin
  Series 2001
   06-01-11               6.00              1,975,000               2,042,012

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

NEVADA (CONT.)
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-15               5.65%            $9,870,000(b)           $6,882,942
Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-09               5.00              3,110,000               3,223,049
                                                               ---------------
Total                                                              12,148,003
------------------------------------------------------------------------------

NEW JERSEY (4.0%)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              7,000,000               7,378,911
New Jersey Sports & Exposition Authority
  Series 2000A Inverse Floater
   03-01-16               6.32              3,385,000(f)            3,832,700
New Jersey Sports & Exposition Authority
  Series 2000B Inverse Floater
   03-01-17               6.32              3,535,000(f)            3,997,802
New Jersey Sports & Exposition Authority
  Series 2000C Inverse Floater
   03-01-18               6.32              3,490,000(f)            3,942,164
New Jersey Transportation Trust Fund Authority
  Prerefunded Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   06-15-14               6.72              5,000,000(f,i)          5,843,100
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2006A
   12-15-21               5.50              1,500,000               1,716,285
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-32               5.75              1,430,000               1,499,898
   06-01-37               6.00              2,175,000               2,304,978
   06-01-42               6.13              3,555,000               3,787,675
                                                               ---------------
Total                                                              34,303,513
------------------------------------------------------------------------------

NEW YORK (12.3%)
City of New York
  Unlimited General Obligation Bonds
  Series 2002G (FGIC)
   08-01-10               5.50             10,000,000              10,674,399
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50              2,500,000               2,716,275


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
5   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

NEW YORK (CONT.)
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00%            $1,000,000              $1,037,210
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00              2,600,000               2,745,886
City of New York
  Unlimited General Obligation Bonds
  Series 2004H
   08-01-20               5.00              3,660,000               3,852,516
City of New York
  Unlimited General Obligation Refunding Bonds
  Series 2003I
   03-01-27               5.38              5,000,000               5,353,950
Liberty Development Corporation
  Revenue Bonds
  Goldman Sachs Headquarters
  Series 2005
   10-01-35               5.25              2,750,000               3,106,758
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75              2,500,000               2,835,325
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
   11-15-35               5.00                750,000                 779,070
Metropolitan Transportation Authority
  Revenue Bonds
  Transportation
  Series 2005F
   11-15-12               5.00              1,000,000               1,067,300
Metropolitan Transportation Authority
  Revenue Bonds
  Transportation
  Series 2006A
   11-15-22               5.00              2,500,000               2,651,500
Nassau County Tobacco Settlement Corporation
  Asset-backed Revenue Bonds
  Series 2006A-3
   06-01-35               5.00              2,350,000               2,348,684
   06-01-46               5.13              2,760,000               2,757,378
New York City Health & Hospital Corporation
  Revenue Bonds
  Health System
  Series 2002A (FSA)
   02-15-18               5.50              2,150,000               2,333,610
   02-15-19               5.50              1,250,000               1,356,750
New York City Industrial Development Agency
  Revenue Bonds
  Queens Baseball Stadium Pilot
  Series 2006 (AMBAC)
   01-01-23               5.00              1,000,000               1,069,840

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

NEW YORK (CONT.)
New York State Dormitory Authority
  Prerefunded Revenue Bonds
  State Personal Income Tax (Education)
  Series 2003A
   03-15-27               5.00%            $4,725,000              $5,086,652
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd General Resolution
  Series 1993A
   07-01-18               5.75              5,500,000               6,241,400
New York State Dormitory Authority
  Revenue Bonds
  Cornell University
  Series 2006A
   07-01-26               5.00              1,000,000               1,062,940
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2006-1
   07-01-35               5.00              1,250,000               1,308,188
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19               5.00              2,000,000               2,134,100
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26               5.25              4,000,000               4,306,840
New York State Dormitory Authority
  Revenue Bonds
  Sloan-Kettering Memorial Center
  Series 2003 (MBIA)
   07-01-23               5.00              6,000,000               6,285,360
   07-01-24               5.00              2,500,000               2,615,875
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
   03-15-15               4.10              2,400,000               2,425,680
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 2002C (AMBAC)
   04-01-14               5.50              5,000,000               5,472,800
New York State Thruway Authority
  Revenue Bonds
  Second General Resolution
  Series 2003B (FSA)
   04-01-21               4.75              1,500,000               1,553,865
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   04-01-13               5.25              6,000,000               6,545,099
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A
   01-01-09               5.00              3,500,000               3,605,560

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

NEW YORK (CONT.)
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00%            $2,000,000              $2,090,440
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-19               5.50              2,250,000               2,441,880
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003B-1C
   06-01-14               5.50              3,025,000               3,164,453
TSASC Incorporated
  Revenue Bonds
  Series 2006-1
   06-01-34               5.00              2,000,000               2,000,400
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26               5.00                350,000                 350,518
                                                               ---------------
Total                                                             105,378,501
------------------------------------------------------------------------------

NORTH CAROLINA (2.3%)
City of Charlotte
  Certificate of Participation
  Governmental Facilities Projects
  Series 2003G
   06-01-28               5.00              1,750,000               1,817,760
North Carolina Capital Facilities Finance Agency
  Revenue Bonds
  Johnson & Wales University Project
  Series 2003A (XLCA)
   04-01-11               5.00              1,120,000               1,184,042
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-10               5.50              2,375,000               2,490,591
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003F
   01-01-14               5.50              5,000,000               5,448,350
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-11               5.50              5,125,000               5,431,065
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2003B
   04-01-21               4.50              3,000,000               3,056,310
                                                               ---------------
Total                                                              19,428,118
------------------------------------------------------------------------------

OHIO (2.2%)
Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24               5.25              1,500,000               1,617,390


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
6   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

OHIO (CONT.)
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2004 (FSA)
   12-01-29               5.25%            $1,000,000              $1,075,290
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32               6.00              4,000,000               4,405,400
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00              2,500,000               2,603,950
Miami County Refunding & Improvement
  Revenue Bonds
  Upper Valley Medical Center
  Series 2006
   05-15-26               5.25              1,750,000               1,842,225
Miami County
  Refunding & Improvement Revenue Bonds
  Upper Valley Medical Center
  Series 2006
   05-15-21               5.25                500,000                 528,355
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23               4.75              2,435,000               2,541,775
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2004B
   02-01-12               5.00              3,555,000               3,795,460
                                                               ---------------
Total                                                              18,409,845
------------------------------------------------------------------------------

OREGON (1.6%)
Oregon State Bond Bank
  Revenue Bonds
  Oregon Economic Community Development Department
  Series 2000A (MBIA)
   01-01-19               5.50              2,520,000               2,626,772
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-11               5.00              5,000,000               5,309,851
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003A (FSA)
   04-01-18               5.00              2,460,000               2,613,233
Oregon State Housing & Community Services Department
  Revenue Bonds
  Single Family Mortgage Program
  Series 2003A
   07-01-24               4.80              2,985,000               2,990,821
                                                               ---------------
Total                                                              13,540,677
------------------------------------------------------------------------------


MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

PENNSYLVANIA (1.3%)
Allegheny County Hospital Development Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Magee-Women's Hospital Project
  Zero Coupon
  Series 1992 (FGIC)
   10-01-17               5.81%            $5,115,000(b)           $3,183,525
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,000,000               3,115,620
Garnet Valley School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00              2,600,000               2,760,966
Harrisburg Authority
  Prerefunded Revenue Bonds
  Pooled Bond Program
  Series 1997II (MBIA)
   09-15-22               5.63              2,000,000               2,038,760
                                                               ---------------
Total                                                              11,098,871
------------------------------------------------------------------------------

PUERTO RICO (5.2%)(g)
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2001A (FGIC)
   07-01-29               5.50              3,000,000               3,558,870
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2003A
   07-01-21               5.25              1,000,000               1,051,950
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2004A
   07-01-34               5.00              2,000,000               2,046,640
Commonwealth of Puerto Rico
  Unlimited General Obligation Public Improvement Bonds
  Series 2006A
   07-01-23               5.25                500,000                 534,380
   07-01-24               5.25              2,625,000               2,796,885
   07-01-26               5.25              2,000,000               2,126,040
   07-01-30               5.25              1,000,000               1,059,750
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding & Public
  Improvement Bonds
  Series 2006B
   07-01-32               5.25              1,250,000               1,323,675
   07-01-35               5.00              5,000,000               5,124,500
Puerto Rico Electric Power Authority
  Revenue Bonds
  Residuals
  Series 2002 Inverse Floater (MBIA)
   07-01-17               5.92              3,750,000(f)            4,814,775
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
   07-01-13               6.25              2,300,000               2,585,614
   07-01-36               5.50              2,500,000               2,702,675

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2003G
   07-01-42               5.00%            $1,500,000              $1,522,395
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2005K
   07-01-19               5.00              2,000,000               2,095,760
Puerto Rico Infrastructure Financing Authority
  Refunding Special Tax Bonds
  Series 2005C (AMBAC)
   07-01-23               5.50              1,100,000               1,282,820
Puerto Rico Municipal Finance Agency
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FSA)
   08-01-13               6.34              5,000,000(f)            5,700,200
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00              2,000,000               2,130,600
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Government Facilities
  Series 2004I
   07-01-33               5.25              1,500,000               1,571,355
                                                               ---------------
Total                                                              44,028,884
------------------------------------------------------------------------------

RHODE ISLAND (0.8%)
Rhode Island Health & Educational Building Corporation
  Refunding Revenue Bonds
  Higher Education - Johnson & Wales
  Series 2003 (XLCA)
   04-01-11               5.00              1,865,000               1,967,631
Rhode Island Housing & Mortgage Finance Corporation
  Revenue Bonds
  Homeownership Opportunity
  Series 2006TY-51-A
   10-01-26               4.65              2,000,000               2,012,580
   04-01-33               4.85              3,000,000               3,018,720
                                                               ---------------
Total                                                               6,998,931
------------------------------------------------------------------------------

SOUTH CAROLINA (1.9%)
Charleston Educational Excellence Finance Corporation
  Revenue Bonds
  Charleston County School District
  Series 2005
   12-01-22               5.25                750,000                 804,975
   12-01-30               5.25              2,500,000               2,651,900
Lexington County
  Revenue Bonds
  Series 2004
   05-01-24               5.50              2,100,000               2,251,410
Piedmont Municipal Power Agency
  Refunding Revenue Bonds
  Series 1991 (FGIC)
   01-01-21               6.25              1,000,000               1,227,380


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
7   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

SOUTH CAROLINA (CONT.)
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25%            $7,500,000              $7,934,400
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
   05-15-22               6.00              1,000,000               1,048,170
                                                               ---------------
Total                                                              15,918,235
------------------------------------------------------------------------------

TENNESSEE (1.9%)
Clarksville Natural Gas Acquisition
  Revenue Bonds
  Series 2006
   12-15-20               5.00              2,500,000               2,693,400
   12-15-21               5.00              2,000,000               2,153,120
Tennessee Energy Acquisition Corporation
  Revenue Bonds
  Series 2006A
   09-01-18               5.25              2,375,000               2,615,018
   09-01-20               5.25              1,000,000               1,105,730
   09-01-22               5.25              2,375,000               2,630,978
   09-01-26               5.25              4,750,000               5,303,327
                                                               ---------------
Total                                                              16,501,573
------------------------------------------------------------------------------

TEXAS (7.2%)
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
   02-15-19               5.00              1,525,000               1,602,851
City of Austin
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1992 (AMBAC)
   11-15-10               6.51              5,055,000(b)            4,299,379
City of Houston
  Refunding Revenue Bonds
  Combination First Lien
  Series 2004A (FSA)
   05-15-22               5.25              4,660,000               5,032,520
City of San Antonio
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   05-15-07               6.40              3,695,000               3,766,609
City of San Antonio
  Revenue Bonds
  Series 2003 (MBIA)
   02-01-20               5.00              1,980,000               2,078,248
Clint Independent School District
  Unlimited General Obligation Bonds
  Series 2003A
  (Permanent School Fund Guarantee)
   08-15-29               5.13              6,425,000               6,740,018

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

TEXAS (CONT.)
Corsicana
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   08-15-22               5.75%            $1,575,000              $1,604,122
Duncanville Independent School District
  Prerefunded Unlimited General Obligation Bonds
  Capital Appreciation
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-28               5.65              6,965,000               7,728,502
Duncanville Independent School District
  Unrefunded Unlimited General Obligation Bonds
  Capital Appreciation
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-28               5.65                 35,000                  38,375
Midland Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-19               5.25              2,220,000               2,377,465
Raven Hills Higher Education Corporation
  Revenue Bonds
  Bobcat Village LLC-Southwest
  Series 2001A (AMBAC)
   06-01-17               5.38              1,460,000               1,570,522
   06-01-18               5.38              1,535,000               1,651,200
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00             13,285,000              13,473,779
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-01-21               5.25              2,150,000               2,327,440
Tarrant County Health Facilities Development Corporation
  Revenue Bonds
  Texas Health Resources System
  Series 1997A (MBIA)
   02-15-22               5.25              3,500,000               3,622,710
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA)
   02-15-28               5.13              3,000,000               3,158,070
                                                               ---------------
Total                                                              61,071,810
------------------------------------------------------------------------------

UTAH (0.5%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Salt Lake
  Zero Coupon
  Series 1990 (FSA)
   03-01-09               2.76              4,835,000(b)            4,397,674
------------------------------------------------------------------------------

MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

VIRGINIA (1.3%)
City of Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13%            $3,000,000              $3,160,140
Tobacco Settlement Financing Corporation
  Asset-backed Revenue Bonds
  Series 2005
   06-01-26               5.50                425,000                 439,629
   06-01-37               5.63              2,000,000               2,082,060
Virginia College Building Authority
  Revenue Bonds
  21st Century College Equipment
  Series 2003A
   02-01-18               5.00              2,000,000               2,118,860
Virginia Public School Authority
  Revenue Bonds
  School Financing
  Series 2001A
   08-01-16               5.00              3,300,000               3,516,678
                                                               ---------------
Total                                                              11,317,367
------------------------------------------------------------------------------

WASHINGTON (3.7%)
City of Seattle
  Improvement & Refunding Revenue Bonds
  Series 2001 (FSA)
   03-01-26               5.13              3,415,000               3,538,691
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
   07-01-12               5.50              8,000,000               8,738,559
State of Washington
  Limited General Obligation Bonds
  Motor Vehicle Fuel Tax
  Series 2003B (FGIC)
   07-01-12               5.00              3,500,000               3,737,965
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00              2,070,000               2,245,640
State of Washington
  Unlimited General Obligation Bonds
  Various Purpose
  Series 1999B
   01-01-13               5.00              2,675,000               2,758,701
Tobacco Settlement Authority of Washington
  Asset-backed Revenue Bonds
  Series 2002
   06-01-26               6.50                270,000                 295,952
Washington Public Power Supply System
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989B (MBIA)
   07-01-13               6.61             10,360,000(b)            7,876,294


See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
8   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006





MUNICIPAL BONDS (CONTINUED)

NAME OF                  COUPON            PRINCIPAL                VALUE(a)
ISSUER AND                RATE              AMOUNT
TITLE OF
ISSUE (c,d)

WASHINGTON (CONT.)
Yakima County
  Limited General Obligation Bonds
  Series 2002 (AMBAC)
   12-01-21               5.00%            $2,425,000              $2,543,874
                                                               ---------------
Total                                                              31,735,676
------------------------------------------------------------------------------

WISCONSIN (0.6%)
Badger Tobacco Asset Securitization Corporation
  Asset-backed Revenue Bonds
  Series 2002
   06-01-27               6.13              1,185,000               1,264,999
   06-01-32               6.38              1,000,000               1,078,380
Wisconsin Health & Educational Facilities Authority
  Revenue Bonds
  Wheaton Franciscan Services
  Series 2003A
   08-15-33               5.13              2,400,000               2,468,328
                                                               ---------------
Total                                                               4,811,707
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $791,196,506)                                             $825,179,873
------------------------------------------------------------------------------

MUNICIPAL NOTES (2.7%)

ISSUE(c,d,e)             EFFECTIVE           AMOUNT                 VALUE(a)
                           YIELD           PAYABLE AT
                                            MATURITY

ALASKA (0.5%)
City of Valdez
  Refunding Revenue Bonds
  Exxon Pipeline Company Project
  V.R.D.N. Series 1993B
   12-01-33               3.40%            $4,200,000              $4,200,000
------------------------------------------------------------------------------

CALIFORNIA (0.7%)
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Rand Corporation
  V.R.D.N. Series 2002B (JPMorgan Chase Bank) AMBAC
   04-01-42               3.30              2,700,000               2,700,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002C-9 (Citibank)
   05-01-22               3.27              1,900,000               1,900,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(c,d,e)             EFFECTIVE           AMOUNT                 VALUE(a)
                           YIELD           PAYABLE AT
                                            MATURITY

CALIFORNIA (CONT.)
Irvine
  Limited Obligation Assessment Revenue Bonds
  V.R.D.N. Series 2006-B (KBC Bank)
   09-02-30               3.23%            $1,600,000              $1,600,000
                                                               ---------------
Total                                                               6,200,000
------------------------------------------------------------------------------

ILLINOIS (0.1%)
Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals
  V.R.D.N. Series 1998 (Bank One Illinois) MBIA
   08-01-26               3.60                500,000                 500,000
------------------------------------------------------------------------------

MASSACHUSETTS (0.1%)
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Assets Program
  V.R.D.N. Series 1985E (Fleet Natl Bank)
   01-01-35               3.42              1,200,000               1,200,000
------------------------------------------------------------------------------

MINNESOTA (0.2%)
Center City
  Revenue Bonds
  Hazelden Foundation Project
  V.R.D.N. Series 2005
  (Bank of New York)
   11-01-35               3.57              1,600,000               1,600,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M2  (Harris Trust & Savings Bank)
   10-01-20               3.57                400,000                 400,000
                                                               ---------------
Total                                                               2,000,000
------------------------------------------------------------------------------

NEW HAMPSHIRE (0.1%)
New Hampshire Health & Educational Facilities Authority
  Revenue Bonds
  VHA New England
  V.R.D.N. Series 1985E AMBAC
   12-01-25               3.40              1,115,000               1,115,000
------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

ISSUE(c,d,e)             EFFECTIVE           AMOUNT                 VALUE(a)
                           YIELD           PAYABLE AT
                                            MATURITY

NEW MEXICO (0.4%)
New Mexico Hospital Equipment Loan Council
  Revenue Bonds
  Presbyterian Healthcare
  V.R.D.N. Series 2005B (Citibank) FSA
   08-01-30               3.42%            $3,000,000              $3,000,000
------------------------------------------------------------------------------

PENNSYLVANIA (--%)
Pennsylvania State Higher Educational Facilities Authority
  Refunding Revenue Bonds
  Carnegie Mellon University
  V.R.D.N. Series 1995C (Morgan Guaranty Trust)
   11-01-29               3.60                400,000                 400,000
------------------------------------------------------------------------------

TENNESSEE (0.4%)
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennesse Municipal Bond Fund
  V.R.D.N. Series 2003 (Bank of America)
   01-01-33               3.58                735,000                 735,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 1995 (Bank of America)
   10-01-25               3.41              2,300,000               2,300,000
Clarksville Public Building Authority
  Revenue Bonds
  Pooled Financing
  Tennessee Municipal Bond Fund
  V.R.D.N. Series 2004 (Bank of America)
   07-01-34               3.58                200,000                 200,000
                                                               ---------------
Total                                                               3,235,000
------------------------------------------------------------------------------

TEXAS (0.2%)
Harris County Health Facilities Development Corporation
  Revenue Bonds
  YMCA of Greater Houston
  V.R.D.N. Series 1999 (Bank One Texas N.A.)
   07-01-34               3.60              1,300,000               1,300,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $23,150,000)                                               $23,150,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $814,346,506)(l)                                          $848,329,873
==============================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2006.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

    ACA   -- ACA Financial Guaranty Corporation
    AMBAC -- Ambac Assurance Corporation
    BIG   -- Bond Investors Guarantee
    CGIC  -- Capital Guaranty Insurance Company
    CIFG  -- IXIS Financial Guaranty
    FGIC  -- Financial Guaranty Insurance Company
    FHA   -- Federal Housing Authority
    FNMA  -- Federal National Mortgage Association

--------------------------------------------------------------------------------
9   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

    FHLMC -- Federal Home Loan Mortgage Corporation
    FSA   -- Financial Security Assurance
    GNMA  -- Government National Mortgage Association
    MBIA  -- MBIA Insurance Corporation
    XLCA  -- XL Capital Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

    B.A.N.   -- Bond Anticipation Note
    C.P.     -- Commercial Paper
    R.A.N.   -- Revenue Anticipation Note
    T.A.N.   -- Tax Anticipation Note
    T.R.A.N. -- Tax & Revenue Anticipation Note
    V.R.     -- Variable Rate
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 4.0% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.2% of net assets at Aug. 31, 2006.

(h) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,274,800.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

    SECURITY                            ACQUISITION DATES              COST
    --------------------------------------------------------------------------
    New Jersey Transportation Trust Fund Authority
      Prerefunded Revenue Bonds
      Residual Certificates
      Series 2000 Inverse Floater (FSA)
        6.72%                        01-26-00 thru 11-13-02         $5,052,310
    --------------------------------------------------------------------------

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

    TYPE OF SECURITY                                           NOTIONAL AMOUNT
    --------------------------------------------------------------------------
    SALE CONTRACTS
    U.S. Long Bond, Dec. 2006, 20-year                            $ 6,700,000
    U.S. Treasury Note, Dec. 2006, 10-year                         11,200,000

(k) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $1,043,630 or 0.1% of net assets.

(l) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $814,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $35,178,000
    Unrealized depreciation                                        (1,195,000)
    --------------------------------------------------------------------------
    Net unrealized appreciation                                   $33,983,000
    --------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
10   RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


                                                             S-6310-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE TAX-EXEMPT SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006